UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     April 18, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $281,146 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     1728    29582 SH       SOLE                        0        0    29582
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1114      249 SH       SOLE                        0        0      249
BOSTON PROPERTIES INC          COM              101121101      203     2207 SH       SOLE                        0        0     2207
EQUITY RESIDENTIAL             SH BEN INT       29476L107      215     5193 SH       SOLE                        0        0     5193
EXXON MOBIL CORP               COM              30231G102      432     5109 SH       SOLE                        0        0     5109
GENERAL ELECTRIC CO            COM              369604103      297     8034 SH       SOLE                        0        0     8034
ISHARES TR                     DJ US REAL EST   464287739    11561   177595 SH       SOLE                        0        0   177595
ISHARES TR                     US TIPS BD FD    464287176     1140    10374 SH       SOLE                        0        0    10374
ISHARES TR                     S&P 500 INDEX    464287200    72071   545042 SH       SOLE                        0        0   545042
ISHARES TR                     MSCI EMERG MKT   464287234    11996    89271 SH       SOLE                        0        0    89271
ISHARES TR                     MSCI EAFE IDX    464287465    56456   785205 SH       SOLE                        0        0   785205
ISHARES TR                     RUSSELL1000VAL   464287598      978    13311 SH       SOLE                        0        0    13311
ISHARES TR                     RUSSELL 1000     464287622    32941   457636 SH       SOLE                        0        0   457636
ISHARES TR                     RUSSELL 3000     464287689      293     3841 SH       SOLE                        0        0     3841
ISHARES TR                     S&P WLD EX-US    464288422      626    14063 SH       SOLE                        0        0    14063
ISHARES TR                     RSSL MCRCP IDX   464288869     6102   130999 SH       SOLE                        0        0   130999
ISHARES TR                     RUSSELL 2000     464287655    10773   157752 SH       SOLE                        0        0   157752
MIDCAP SPDR TR                 UNIT SER 1       595635103      277     1962 SH       SOLE                        0        0     1962
PROLOGIS                       SH BEN INT       743410102      214     3643 SH       SOLE                        0        0     3643
PUBLIC STORAGE                 COM              74460D109      227     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      344     3705 SH       SOLE                        0        0     3705
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863    23086   436819 SH       SOLE                        0        0   436819
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      681    21262 SH       SOLE                        0        0    21262
SPDR TR                        UNIT SER 1       78462F103     3859    29244 SH       SOLE                        0        0    29244
VANGUARD INDEX FDS             REIT ETF         922908553    19983   320296 SH       SOLE                        0        0   320296
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4554    48432 SH       SOLE                        0        0    48432
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    18995   430929 SH       SOLE                        0        0   430929